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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Cincinnati Life Insurance Company
Address:       6200 South Gilmore Road
               Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     Kenneth W. Stecher
Title:    Chief Financial Officer
Phone:    (513) 870-2626

Signature, Place and Date of Signing:

     /s/ Kenneth W. Stecher        Fairfield, Ohio           November 10, 2004
     ----------------------     ----------------------     ---------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers                       1
                                                  -------

Form 13F Information Table Entry Total:                25
                                                  -------

Form 13F Information Table Value Total:           424,610
                                                  -------

List of Other Included Managers:


01 Cincinnati Financial Corporation 13F File No.  028-10798
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
                                           COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5
                                        TITLE OF CLASS      CUSIP      FMV (000)       SHARES       SH/PRN    PUT/CALL
                                        --------------    ---------    ---------    ------------    ------    --------
ALLIANCE CAPITAL MGMT HLDG LTD PART         Common        01855A101      39,898     1,123,900         SH
ALLTEL CORP                                 Common        020039103      51,615       940,000         SH
CINERGY CORP                                Common        172474108      21,285       537,500         SH
COMMERCIAL NET LEASE REALTY                 Common        202218103       7,536       413,600         SH
DEVELOPERS DIVERSIFIED REALTY               Common        251591103      17,618       450,000         SH
DUKE REALTY CORP                            Common        264411505       5,627       169,500         SH
EQUITY RESIDENTIAL PROPS                    Common        29476L107       6,671       215,192         SH
EXXON MOBIL CORPORATION                     Common        30231G102      19,622       406,000         SH
FIFTH THIRD BANCORP                         Common        316773100      50,998     1,036,125         SH
FIRST MERIT CORPORATION                     Common        337915102       2,631       100,000         SH
FORTUNE BRANDS INC                          Common        349631101       7,409       100,000         SH
GENERAL ELECTRIC CO.                        Common        369604103       3,358       100,000         SH
GLIMCHER REALTY TRUST                       Common        379302102      21,870       900,000         SH
JOHNSON & JOHNSON                           Common        478160104       7,041       125,000         SH
LINCOLN NATIONAL CORP                       Common        534187109       7,050       150,000         SH
MERCK & COMPANY                             Common        589331107      17,820       540,000         SH
NATIONAL CITY CORPORATION                   Common        635405103      62,102     1,608,032         SH
PNC FINANCIAL SERVICES GROUP                Common        693475105      13,206       244,100         SH
PFIZER INC                                  Common        717081103       3,825       125,000         SH
PIEDMONT NATURAL GAS                        Common        720186105         448        10,200         SH
SKY FINANCIAL GROUP INC                     Common        83080P103       7,648       305,900         SH
SYSCO CORP                                  Common        871829107         748        25,000         SH
U S BANCORP                                 Common        902973304       7,225       250,000         SH
WELLS FARGO & CO                            Common        949746101      22,659       380,000         SH
WYETH                                       Common        983024100      18,700       500,000         SH
                                                                        424,610    10,755,049




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
                                             COLUMN 6
                                            INVESTMENT    COLUMN 7    COLUMN 8
               ISSUER                          DIS        OTH MGRS      SOLE         SHARED        NONE
----------------------------------------    ----------    --------    --------    -------------    ----
ALLIANCE CAPITAL MGMT HLDG LTD PART           SHARED          01          -        1,123,900        -
ALLTEL CORP                                   SHARED          01          -          940,000        -
CINERGY CORP                                  SHARED          01          -          537,500        -
COMMERCIAL NET LEASE REALTY                   SHARED          01          -          413,600        -
DEVELOPERS DIVERSIFIED REALTY                 SHARED          01          -          450,000        -
DUKE REALTY CORP                              SHARED          01          -          169,500        -
EQUITY RESIDENTIAL PROPS                      SHARED          01          -          215,192        -
EXXON MOBIL CORPORATION                       SHARED          01          -          406,000        -
FIFTH THIRD BANCORP                           SHARED          01          -        1,036,125        -
FIRST MERIT CORPORATION                       SHARED          01          -          100,000        -
FORTUNE BRANDS INC                            SHARED          01          -          100,000        -
GENERAL ELECTRIC CO.                          SHARED          01          -          100,000        -
GLIMCHER REALTY TRUST                         SHARED          01          -          900,000        -
JOHNSON & JOHNSON                             SHARED          01          -          125,000        -
LINCOLN NATIONAL CORP                         SHARED          01          -          150,000        -
MERCK & COMPANY                               SHARED          01          -          540,000        -
NATIONAL CITY CORPORATION                     SHARED          01          -        1,608,032        -
PNC FINANCIAL SERVICES GROUP                  SHARED          01          -          244,100        -
PFIZER INC                                    SHARED          01          -          125,000        -
PIEDMONT NATURAL GAS                          SHARED          01          -           10,200        -
SKY FINANCIAL GROUP INC                       SHARED          01          -          305,900        -
SYSCO CORP                                    SHARED          01          -           25,000        -
U S BANCORP                                   SHARED          01          -          250,000        -
WELLS FARGO & CO                              SHARED          01          -          380,000        -
WYETH                                         SHARED          01          -          500,000        -
                                                                                  10,755,049



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